SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Basis of presentation	Basis of presentation The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Use of estimates
Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s financial statements include, but are not limited to, purchase price allocation, allowance for doubtful accounts, impairment of long-lived assets, useful lives of property, plant and equipment and intangible assets, realization of deferred tax assets, share-based compensation expenses, unrecognized tax benefits, accrued liabilities, the valuation of the Company’s acquired equity investments and derivative instruments and the determination of fair value of the retained investments in the subsidiary which is deemed to be disposed. Actual results could materially differ from those estimates.

Principles of consolidation
Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries and the VIE and its subsidiaries for which the Company or a subsidiary of the Company is the primary beneficiary. All transactions and balances between the Company, subsidiaries and VIE and its subsidiaries have been eliminated upon consolidation. Results of acquired subsidiaries and its VIE and its subsidiaries are consolidated from the date on which control is transferred to the Company.

Foreign currency translation and transactions
Foreign currency translation and transactions

The Company’s PRC subsidiaries determine their functional currencies to be the Chinese Renminbi (“RMB”) based on the criteria of ASC 830,
Foreign Currency Matters
(“ASC 830”). The Company uses the RMB as its reporting currency. Generally, the Company and other subsidiaries incorporated outside PRC use their local currency as functional currency. The Company and the subsidiaries whose functional currency is not RMB use the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive loss.

Accumulated other comprehensive loss represents the cumulative foreign currency translation adjustments at each balance sheet date.

Convenience translation
Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.8755 to US$1.00 on December 31, 2018 as published on the website of the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Business combination and noncontrolling interests
Business combination and noncontrolling interests

The Company accounts for business combinations using the purchase method of accounting in accordance with ASC 805,
Business Combinations
. ASC 805 requires the Company to recognize separately from goodwill the assets acquired, the liabilities assumed and the noncontrolling interest at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the net of the acquisition date fair values of the assets acquired and the liabilities assumed. In cases where the Company acquires less than 100% ownership interest, the Company will derive the fair value of the acquired business as a whole, which will typically include a control premium and subtract the consideration transferred by the Company for the controlling interest to identify the fair value of the noncontrolling interest. In addition, the share purchase agreements entered into may contain contingent consideration provisions obligating the Group to pay additional purchase consideration, upon the acquired business’s achievement of certain agreed upon operating performance based milestones. Under ASC 805, these contingent consideration arrangements are required to be recognized and measured at fair value at the acquisition date as either a liability or as an equity instrument, with liability instruments being required to be remeasured at each reporting period through the Company’s statements of comprehensive income (loss) until such time as to when the contingency is resolved. Where the fair value of the net assets acquired exceeds the consideration paid, a gain as a result of the bargain purchase will be recognized through the consolidated statements of comprehensive loss at the close of the transaction.

The Company derives estimates of the fair value of assets acquired and liabilities assumed using reasonable assumptions based on historical experiences and on the information obtained from management of the acquired companies. Critical estimates in valuing certain of the intangible assets and pre-existing agreements included but were not limited to the following: deriving estimates of future expected cash flows from the acquired business, the determination of an appropriate discount rate, deriving assumptions regarding the period of time that the related benefits would continue and the initial measurement and recognition of any contingent consideration arrangements and the evaluation of whether contingent consideration arrangement is in substance compensation for future services. Unanticipated events may occur which may affect the accuracy or validity of such assumptions or estimates.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated income statements.

For the Company's non-wholly owned subsidiaries, a noncontrolling interest is recognized to reflect portion of equity that is not attributable, directly or indirectly, to the Company. When the noncontrolling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the noncontrolling interest is classified as mezzanine equity. The Company accretes changes in the redemption value over the period from the date that it becomes probable that the mezzanine equity will become redeemable to the earliest redemption date using the effective interest method. When the noncontrolling interest is mandatory redeemable on a fixed or determinable date, the noncontrolling interest is classified as liabilities.

If a transaction does not meet the definition of a business, the transaction is recorded as an asset acquisition. Accordingly, the identifiable assets acquired and liabilities assumed are measured at the fair value of the consideration paid, based on their relative fair values at the acquisition date. Acquisition-related costs are included in the consideration paid and capitalized. Any contingent consideration payable that is dependent on the purchaser’s future activity is not included in the consideration paid until the activity requiring the payment is performed. Any resulting future amounts payable are recognized in profit or loss when incurred. No goodwill and no deferred tax asset or liability arising from the assets acquired and liabilities assumed are recognized upon the acquisition of assets.

In January 2017, the FASB issued ASU No. 2017-01,
Business Combinations (Topic 805): Clarifying the Definition of a Business,
which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of businesses. The Company adopted ASU 2017-01 on January 1, 2018, there is no significant impact on the Company’s consolidated financial statements.

Cash and cash equivalents
Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks which are unrestricted as to withdrawal and use and have original maturities less than three months. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents.

Restricted cash
Restricted cash

Restricted cash represents cash pledged to financial institutions as collateral for the Group’s short-term and long-term borrowings, and was recorded under current and non-current on the classification of the underlying bank borrowings (note
17)
. Such restricted cash is not available to fund the general liquidity needs of the Group.

The Company adopted Accounting Standards Update (“ASU”) No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, (“ASU 2016-18”), effective January 1, 2018 using the restrospective transition method and included all restricted cash with cash and cash equivalent when reconciling beginning-of-period and end-of-period total amount presented in the consolidated statements of cash flows.

Short-term investments
Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments.

The Company accounts for debt securities in accordance with ASC Topic 320,
Investments—Debt Securities
(“ASC 320”). The Company classifies the short-term investments in debt securities as “held-to-maturity,” “trading” or “available-for-sale,” whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized. Debt investments not classified as trading or as held-to-maturity are classified as available-for-sale debt securities, which are reported at fair value, with unrealized gains and losses recorded in “Accumulated other comprehensive income.” An impairment loss on the available-for-sale debt securities is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Long-term investments
Long-term investments

The Company’s long-term investments consist of equity investments without readily determinable fair value and equity method investments.

Prior to adopting ASC Topic 321,
Investments-Equity Securities
, (“ASC 321”), on January 1, 2018, the Company carries at cost its investments in investees that do not have readily determinable fair value and over which the Company does not have significant influence, in accordance with ASC Subtopic 325-20,
Investments-Other: Cost Method Investments,
(“ASC 325-20”). The Company only adjusts the carrying value of such investments for other-than-temporary decline in fair value and for distribution of earnings that exceed the Company’s share of earnings since its investment.

Management regularly evaluates the impairment of equity investments without readily determinable fair value based on the performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of the investment.

The Company adopted ASC 321 on January 1, 2018 and the cumulative effect of adopting the new standard on opening accumulated deficit is nil. Pursuant to ASC 321, equity investments, except for those accounted for under the equity method and those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820,
Fair Value Measurements and Disclosures
, (“ASC 820”), to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Pursuant to ASC 321, for equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the entity has to recognize an impairment loss in net income equal to the difference between the carrying value and fair value.

Investments in equity investees represent investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Subtopic 323-10,
Investments-Equity Method and Joint Ventures: Overall
, (“ASC 323-10”). The Company applies the equity method of accounting that is consistent with ASC 323-10 in limited partnerships in which the Company holds a three percent or greater interest. Under the equity method, the Company initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss into its consolidated statements of operations. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investments on the consolidated balance sheets. The Company evaluates its equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of operations when the decline in value is determined to be other-than-temporary.

Goodwill
Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. In accordance with ASC Topic 350,
Goodwill and Other Intangible Assets
, (“ASC 350”), recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

In accordance with ASC 350, the Company assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. As of December 31, 2017, and 2018, the Company has three reporting units, consisting of network business, overseas hospital business and domestic hospital business. Goodwill that has arisen as a result of the acquisitions of subsidiaries during the year was assigned to domestic hospital business reporting unit.

The Company early adopted ASU No. 2017-04,
Simplifying the Test for Goodwill Impairment
, (“ASU 2017-04”), which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. Under the new guidance, if a reporting unit’s carrying amount exceeds its fair value, an entity will record an impairment charge based on that difference. The impairment charge will be limited to the amount of goodwill allocated to that reporting unit. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit.

The Company elected to perform qualitative assessments on its goodwill which is entirely assigned to the domestic hospital business. As of December 31, 2018, the Company completed its annual impairment test for goodwill that has arisen out of its acquisitions. Based on the requirements of ASC 350-20, the Company evaluated all relevant factors including, but not limited to, macroeconomic conditions, industry and market conditions and financial performance of the Company. The Company weighed all factors in their entirety and concluded that fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing.

Accounts receivable and allowance for doubtful accounts
Accounts receivable and allowance for doubtful accounts

The Group considers many factors in assessing the collectability of its receivables due from its customers, such as, the age of the amounts due, the customer’s payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which uncollectability is determined to be probable. The Group routinely evaluates the collectability of accounts receivable of each customer on a specific identification basis. At the time when the Group becomes aware of circumstances that may impair a specific customer’s ability to meet its financial obligations, the Group records a specific allowance against amounts due, and thereby reduces the net recognized receivable to the collectible amount. Accounts receivable balances are written off after all collection efforts have been exhausted.

Inventories	Inventories Inventories, consisting of medicine, medical supplies and low-value consumables, are accounted for using the first-in first-out method, and are valued at the lower of cost or market.

Lease obligations
Lease obligations

In accordance with ASC 840,
Leases
(“ASC 840”), leases for a lessee are classified at the inception date as either a capital lease or an operating lease. The Company assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The capital lease obligation reflects the present value of future rental payments, discounted at the appropriate interest rates. The cost of the asset is amortized over the lease term. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized as set out under the property, plant and equipment, net section of this note.

Operating lease expenses are recognized on a straight-line basis over the applicable lease term.

Net investment in direct financing leases
Net investment in direct financing leases

Net investment in direct financing leases represents leases of medical equipment arising from sale and leaseback and direct financing lease transactions. For leases where the Group is the lessor, a transaction is accounted for as a direct financing lease if the transaction satisfies one of the four capital lease conditions as discussed under the lease obligations section of this note, the collectability of the minimum lease payments is reasonably predictable, and there are no important uncertainties surrounding the amount of unreimbursable costs yet to be incurred by the Group under the lease.

The net investment in the direct financing leases consists of the minimum lease payments, net of executory costs and profits thereon, unguaranteed residual value, accruing to the benefit of the Group and initial direct costs less unearned income. Over the period of a lease, each lease payment received is allocated between the repayment of the net investment in the lease and financing lease income based on the effective interest method so as to produce a constant rate of return on the balance of the net investment in the lease. The leased property is collateralized against the lease payments and is transferred to the lessee upon the maturity of the lease. There are no executory costs and profits thereon and unguaranteed residual value with respect to such leased equipment for the periods presented.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Estimated residual value
Buildings	20-50 years	-
Medical equipment*	5-20 years	-
Electronic and office equipment	3-5 years	-
Motor vehicles	5 years	-
Leasehold improvement and building improvement	shorter of lease term or 5 years	-

*       The cost of the asset is amortized over the estimated useful life. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized over the shorter of customer contract or the useful life of the asset which ranges from 5-20 years.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extends the useful lives of property, plant and equipment is capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Costs incurred in constructing new facilities, including progress payment, interest and other costs relating to the construction are capitalized and transferred to fixed assets upon completion. During the years ended December 31, 2016, 2017 and 2018, total interest costs incurred amounted to RMB91,283, RMB128,492 and RMB101,717 (US$14,793), respectively, in which interest costs capitalized amounted to
RMB
1,956
, RMB
38,533
and RMB
55,485
(US$8,070), respectively.

Intangible assets, net
 Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. The operating license relates to the medical business qualification and permission for medical equipment operation. The favorable leases relate to favorable lease terms as lessee based on market conditions that exist on the date of acquisition and are amortized over the remaining term of the leases. The customer relationship assets relate to the ability to sell existing and future services to existing customers and have been estimated using the income method. Operating leases relate to favorable operating lease terms based on market conditions that exist on the date of acquisition and are amortized over the remaining term of the leases. The estimated useful life for the intangible assets is as follows:

Estimated useful life
Operating license	20 years
Favorable leases	12 years
Customer relationship	5 - 16 years
Operating leases	9 - 16 years
Software	3 - 5 years

Prepaid land lease payments
Prepaid land lease payments

Prepaid land lease payments represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the terms of the land use rights agreement of 50 years.

Impairment of long-lived assets
Impairment of long-lived assets

The Group evaluates its long-lived assets or asset group including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows or market prices.

Impairment loss on long-lived assets of RMB
61,124
, RMB
28,600
and RMB
5,433
(US$
790
) was recognized for the years ended December 31, 2016, 2017 and 2018, respectively.

Treasury stock
Treasury stock

The Company has share repurchase programs where the shares are acquired and subject to cancellation. Cost of the Group’s shares acquired is treated as a deduction from shareholders’ equity. Upon cancellation, any excess of purchase price over par value is charged directly to additional paid-in capital.

Fair value of financial instruments
Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, short-term investments, finance lease receivables, short-term and long-term bank and other borrowings, accounts payables and amounts due to related parties and mandatorily redeemable noncontrolling interest. The carrying amounts of the Group’s cash and cash equivalents, restricted cash, accounts receivable, balances with related parties and accounts payable approximate fair value because of their short maturities. The short-term investments are recorded at fair value based on the quoted published price. The carrying amounts of the Group’s short-term and long-term bank and other borrowing and secured borrowings mostly bear interest at floating rates and therefore approximate the fair value of these obligations. For those bank borrowings and mandatorily redeemable noncontrolling interest with fixed interest rates, management uses the discounted cash flow technique based on market interest rate for similar instruments at the balance sheet date and concludes that the carrying value approximates the fair value.

Deferred revenue	Deferred revenue Deferred revenue arises from upfront cash payment where the related services have not been rendered and the revenue recognition criteria have yet been fulfilled.

Assets held for sale
Assets held for sale

Assets (disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the long-lived asset (or disposal group) is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

Assets (disposal groups) classified as held for sale are measured at the lower of their previous carrying amount and fair value less costs to sell.

Revenue recognition
Revenue recognition

On January 1, 2018, the Group adopted ASU No. 2014-09,
Revenue from Contracts with Customers,
 (“ASC 606”), which supersedes the revenue recognition requirements in ASC Topic 605,
Revenue Recognition
, (“ASC 605”), using the modified retrospective transition method applied to those contracts which were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts have not been adjusted and continue to be reported in accordance with historic accounting under ASC 605. The impact of adopting the new revenue standard was not material to consolidated financial statements and there was no adjustment to beginning retained earnings on January 1, 2018.

Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements or elements of an arrangement within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Group only applies the five-step model to contracts when it is probable that the entity will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer.

Once a contract is determined to be within the scope of ASC 606 at contract inception, the Group reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Group recognizes revenue based on the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.

The Group is a principal and records revenue on a gross basis when the Group is primarily responsible for fulfilling the service, has discretion in establish pricing and controls the promised service before transferring that service to customers. Otherwise, the Group records revenue at the net amounts as commissions.

The Group is subject to sales taxes such as business tax, VAT and goods and service tax on the revenue. The Group has recognized revenues net of these taxes and related surcharges. Such taxes and related surcharges for the years ended December 31, 2016, 2017 and 2018 were approximately RMB5,854, RMB2,439 and nil, respectively. If revenue recognition is deferred to a later period, the related tax and other surcharges are also deferred and will be recognized only upon recognition of the deferred revenue.

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Network revenue:
Operating lease income*	365,459	232,015	71,864	10,452
Management services and technical services	49,079	46,143	50,291	7,315
Direct financing lease income*	14,100	7,554	4,859	707
Brand royalty fees	9,435	6,604	5,189	754
Consumables sales	5,456	7,005	5,867	853
	443,529	299,321	138,070	20,081
Hospital revenue:
Medicine income and medical service	11,513	31,656	52,828	7,684
	11,513	31,656	52,828	7,684

	455,042	330,977	190,898	27,765

* Operating lease income and direct financing lease income were recognized under ASC 840.

(1) Network revenue

i.	Lease and management services

Lease and management service arrangements typically include the purchase and installation of diagnostic imaging and/or radiation oncology system (“medical equipment”) at the hospitals, and the full-time deployment of a qualified system technician who is responsible for certain management services related to the radiotherapy or diagnostic services being performed by the hospital centers’ doctors to their patients. The term of the Group’s leases and management service arrangements with independent hospitals range from 5 to 20 years. Pursuant to these arrangements, the Group receives a portion of the hospital’s profits from delivering the diagnostic imaging and / or radiation oncology services to patients, based the profit sharing formula predetermined in the contracts.

Pursuant to ASC 840, the Group determined that the lease and management service arrangements contain a lease of medical equipment. The hospital has the ability and right to operate the medical equipment while obtaining more than a minor amount of the output. The arrangements also contain a non-lease deliverable being the management service. The Group allocates the total arrangement consideration between the lease element (including related executory costs) and non-lease elements on a relative standalone selling price basis. The Group applies the measurement and recognition principles under ASC 840 for the lease component and the measurement and recognition principles under ASC 606 to the non-lease components.

The Group’s variable rent payments are fully constrained at inception of the contract. Variable fees are included in the arrangement transaction price when significant reversal is not expected to occur, which is the time when the hospital calculates the profit sharing under the arrangement and agreed upon by both parties. The Group then allocates the consideration between lease and non-lease components and recognizes revenue upon receipt of the monthly revenue settlement statements.

ii.	Management services and technical services

The Group provides stand-alone management and technical services to certain hospitals which already possess radiotherapy and diagnostic equipment. Management services typically include the provision of diagnosis and treatment techniques, expert support, advertising and promotion as well as comprehensive operational management services. Technical services mainly include maintenance and upgrade of the radiotherapy and diagnostic equipment. The fees for management and technical services are calculated based on a predetermined percentage of monthly revenue generated by the hospital unit or in limited instances on a fixed monthly fee. Variable fees are fully constrained at contract inception due to the uncertainty of the hospital units’ monthly revenue. Variable fees are included in the transaction price when a significant reversal of revenue recognized is not expected to occur, typically upon receipt of the monthly revenue statement from hospitals. Fixed monthly fees are recognized ratably over the service term.

iii.	Direct financing lease income

The Group purchases hospital equipment from third party equipment manufacturers which is installed at various hospitals throughout the PRC.  The hospital utilize the hospital equipment radiotherapy or diagnostic services being performed by the hospital centers’ doctors to their patients.  These lease arrangements include either title transfer upon maturity of the lease term or bargain purchase option held by the hospital.  The Group receives fixed monthly rental payments from the hospital, which on a discounted basis does not give rise to any dealer profit. Pursuant to ASC 840, the Group records revenue attributable to direct financing leases so as to produce a constant rate of return on the balance of the net investment in the lease.

iv.	Consumables sales

Consumable sales represented the sales of supplies to certain hospitals in the PRC. The Group acts primarily as a reseller, and does not have pricing authority or have title to the inventory prior to delivery to the hospital. The Group is an agent and records revenue related to consumables sales on a net basis when the equipment is delivered to the customer and the sales price is determinable.

v.	Brand royalty fees

Brand royalty fees represented the right to use the brand of Meizhong Jiahe by several newly set-up specialty cancer hospitals since the year of 2016, on a fixed annual fee. Fixed annum fees are recognized ratably over the service term.

(2) Hospital revenue

Hospital revenue consists of medicine income and medical service income. Medicine income includes medicine prescribed to patients during or after treatment by the doctors. Medical service income include revenue generated from outpatients, which mainly consist of activities for physical examinations, treatments, surgeries and tests, as well as that generated from inpatients, which mainly consist of activities for clinical examinations and treatments, surgeries, and other fees such as room charges and nursing care. The Group is a principal as it is primarily responsible for providing medical services to the income, controls the promised services before transferring to patients, and has pricing discretion. The Group generally records hospital revenue on a gross basis.

In limited instances, the patient services are provided by visiting consultants, who are not considered Group employees. As the visiting consultants have the discretion to take their patients to other hospital for the required treatment and set their own consultation fee charged to patients, the Group is an agent in such arrangement. The Group collects fees on behalf of the visiting consultants and records revenue at the net amounts as commissions.

Cost of revenue
Cost of revenue

Network costs mainly consist of the amortization of acquired intangibles, depreciation of medical equipment purchased, installed and operated in the network of centers and other costs, including salaries and material costs of medical supplies.

(1) Costs relating to lease and management service arrangement

Cost of medical equipment that is leased under an operating lease is included in property, plant and equipment in the balance sheet. The medical equipment is depreciated using the Group’s depreciation policies. The cost of the management service component is recognized as an expense as incurred.

(2) Cost of management services and technical services

Cost of management services and technical services mainly include labor costs, and, where applicable, medical consumables and maintenance expenses which are expensed as incurred.

(3) Cost of consumables sales

Cost of equipment sales, recorded net against the related revenue, includes the cost of the consumables purchased and other direct costs involved in the consumables sales.

Hospital costs mainly include medicine costs, medical consumables, labor costs of doctors, nurses and other staff involved in the care or treatment of patients, depreciation, hospital buildings rental fee, utilities as well as other related costs incurred in the normal business of a hospital.

Advertising expenditure
Advertising expenditure

Advertising costs are expensed when incurred and are included in selling expenses in the consolidated statements of comprehensive loss. For the years ended December 31, 2016, 2017 and 2018, the advertising expenses were RMB7,378, RMB2,910 and RMB2,429 (US$
353
),
 respectively.

Income taxes
Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group adopted ASC 740,
Income Taxes (
“ASC 740”
),
which clarifies the accounting and disclosure for uncertainty in income taxes. Interests and penalties arising from underpayment of income taxes shall be computed in accordance with the applicable tax laws. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interests and penalties recognized in accordance with ASC 740 is classified in the financial statements as a component of income tax expense.

In accordance with the provisions of ASC 740, the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax positions which are included in the “accrued expenses and other liabilities” account and “accrued unrecognized tax benefits and surcharges, non-current portion” accounts are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

On January 1, 2018, the Group adopted ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, which requires the recognition of the income tax consequences of an intra-entity transfer of an asset, other than inventory, when the transfer occurs using the modified retrospective adoption method. In 2015, Aohua Technology transferred 100% equity of Tianjin Concord Medical to Shanghai Medstar resulting in a deferred tax liability of RMB5,632 (US$819). Upon the adoption of ASU 2016-16, the deferred tax liability was reversed through an opening adjustment to accumulative dificit as of January 1, 2018. The cumulative effect of changes made to the Company’s consolidated balance sheet as of January 1, 2018 for the adoption of ASU 2016-16 was as follows:

	Balance at December 31, 2017	Adjustments Due to ASU 2016-16	Balance at January 1, 2018
	RMB	RMB	RMB
Liabilities:
Deferred tax liabilities	73,577	(5,632)	67,945
Equity:
Accumulated deficit	(879,393)	5,632	(873,761)

Share-based compensation
Share-based compensation

Share-based awards and restricted shares granted to employees are accounted for under ASC 718,
Compensation-Stock Compensation
(“ASC 718”).

In accordance with ASC 718
,
the Company determines whether a share option should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. The Group has elected to recognize compensation expense using the straight-line method for all share options granted with graded vesting based on service conditions. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. Forfeitures were accounted as they occur. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest.

The Company adopted ASU No. 2016-09,
Improvements to Employee Share-Based Payment Accounting
, (“ASU 2016-09”), and elected to account for forfeitures as they occur.

Loss per share
Loss per share

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC Topic 260,
Earnings Per Share
 (“ASC 260”), using the two-class method. Under the provisions of ASC 260, basic earnings per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. The Company adjusts for the accretion of the redeemable noncontrolling interests in the calculation of income available to ordinary shareholders of the Company used in the earnings per share calculation.

Loss per share is computed in accordance with ASC 260,
Earnings Per Share
 (“ASC 260”). Basic loss per ordinary share is computed by dividing loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the share based awards, using the treasury stock method and the ordinary shares issuable upon the conversion of convertible debt instruments, using if-converted method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting rights. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis.

For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Comprehensive Loss
Comprehensive loss

Comprehensive loss is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220,
Comprehensive Income
(“ASC 220”), requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. During the periods presented, the Group’s comprehensive loss includes net loss and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive loss.

Derivative Instruments
Derivative Instruments

ASC topic 815 (“ASC 815”),
Derivatives and Hedging
, requires all contracts which meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in earnings or in other comprehensive income (loss) depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in earnings. The estimated fair values of derivative instruments are determined at discrete points in time based on the relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

Segment reporting
Segment reporting

In accordance with ASC 280,
Segment Reporting
(“ASC 280”), the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who is also the executive chairman of the board of directors. The Group’s CODM evaluates segment performance based on revenues and profit by the network and hospital segments.

Recent accounting pronouncement
Recent accounting pronouncement

In February 2016, the FASB issued ASU No. 2016-02,
Leases (Topic 842),
(“ASU 2016-02”). ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public business entities for annual reporting periods and interim periods within those years beginning after December 15, 2018. The Company will adopt ASU 2016-02 on January 1, 2019 using by modified retrospective method and will not restate comparable periods. The Company will elect the package of practical expedients permitted under the transition guidance, which allow the Company to carry forward the historical lease classification, the assessment whether a contract is or contains a lease and initial direct costs for any leases that exist prior to adoption of the new standard. The Company will also elect the practical expedient not to separate lease and non-lease components for certain classes of underlying assets and the short-term lease exemption for contracts with lease terms of 12 months or less. Certain operating leases related to land use right, offices facilities will be subject to ASU 2016-02 and right-of-use assets and lease liabilities will be recognized on the Company’s consolidated balance sheet. The Company currently believes the most significant change will be related to the recognition of right-of-use assets and lease liabilities on the Company’s balance sheet for certain in-scope operating leases. The Company does not expect any material impact on net assets and the consolidated statement of comprehensive income as a result of adopting the new standard.

In June 2016, the FASB issued ASU No. 2016-13,
Financial Instruments-Credit Losses (Topic 326)
:
Measurement of Credit Losses on Financial Instruments
(“ASU 2016-13”) which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. In November 2018, the FASB issued
Accounting Standards Update No. 2018-19—Codification Improvements to Topic 326, Financial Instruments—Credit Losses.
 The amendments clarify that receivables arising from operating leases are not within the scope of Subtopic 326-20. The Company is currently in the process of evaluating the impact of the adoption of ASU 2016-13 and ASU 2018-19 on its consolidated financial statements.

In May 2017, the FASB issued ASU No. 2017-09,
Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting
which to provide clarity and reduce both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, Compensation—Stock Compensation, to a change to the terms or conditions of a share-based payment award. The Company is currently in the process of evaluating the impact of the adoption of ASU 2017-09 on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement
(“ASU 2018-13”) which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Company is currently in the process of evaluating the impact of the adoption of ASU 2018-13 on its consolidated financial statement.